CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,299,254)	$ (2,333,673)	$ (3,257,597)	$ (3,901,232)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	156,931	43,984	132,615	81,283
Issuance of capital stock for services and expenses	348,900	348,881	440,319	547,838
Conversion of interest	0	64,233	64,233	68,043
Stock based compensation- stock option grants	359,053	7,337	50,899	37,848
(Loss) on sale of assets			0	113,244
Loss on change - derivative liability			0	(145,282)
Reclassification of derivative liability			0	410,324
Amortization of debt discount	0	475,174	475,174	158,941
Conversion of accrued liabilites- related parties to convertible notes payable	0	491,802	491,802	0
Provision on loss on accounts receivable	67,792	0	10,747	0
Loss on sale of assets	32,777	0
Issuance of warrant for debt conversion	0	232,255
Stock based compensation- warrants	406,722	0	239,680	5,000
Issuance of common stock for conversion of liabilities	0	247,950	199,935	0
Non-cash gain on accounts payable	(320,000)	(234,393)	(170,309)	0
Impairment of goodwill			0	983,645
Bad debt expense			0	136,217
Changes in operating assets and liabilities:
Accounts receivable	170,861	262,860	362,035	(20,582)
Prepaid expenses	8,889	17,788	7,547	(7,204)
Inventory	139,645	55,175	22,327	69,309
Other assets	(6,597)	(2,100)	(2,100)	0
Accounts payable - trade and accrued expenses	(316,536)	(459,954)	(176,495)	134,382
Deferred revenue	(55,946)	(59,692)	(7,943)	63,902
NET CASH (USED IN) OPERATING ACTIVITIES	(2,306,763)	(842,373)	(1,117,131)	(1,264,324)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in BioMedx, Inc., net			0	(260,000)
Proceeds from investment in BioMedx, Inc,			0	290,000
Investment in research and development equipment	(79,934)	(25,319)	(97,251)	2,441
Proceeds from sale of equipment			0	1,434
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES:	(79,934)	(25,319)	(97,251)	33,875
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock for cash	4,242,515	0
(Repayments) proceeds from line of credit	(101,518)	(170,990)	(220,539)	30,321
Proceeds from convertible notes payable	0	530,000	636,000	690,000
Proceeds from issuance of common/preferred stock, net of costs	0	1,710,000	1,750,000	550,000
Issuance of common stock for warrant exercise			80,147	0
Repayment of convertible notes			0	(125,000)
Repayment of note payable			(200,000)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,140,997	2,069,010	2,045,608	1,145,321
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,754,300	1,201,318	831,226	(85,128)
CASH AND CASH EQUIVALENTS, beginning of period	934,407	103,181	103,181	188,309
CASH AND CASH EQUIVALENTS, end of period	2,688,707	1,304,499	934,407	103,181
Supplemental disclosures of cash flow information:
Interest paid	21,999	8,841	64,228	47,789
Taxes paid	$ 0	$ 0	0	0
Non-cash investing and financing activities:
Beneficial conversion feature			348,096	0
Conversion of convertible debt			0	695,000
Beneficial conversion feature			0	559,130
Conversion of convertible debt to preferred shares			0	220,000
Related party accounts converted to notes			1,184,066	0
Acquisition of patents			520,000	0
Penalty on notes payable			$ 75,000	$ 0